Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000100075 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000100075 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100075 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100075 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100075 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100075 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100075 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000100075 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000100075 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000100075 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100075 | United States TreasuryFR_9128283F5
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000100075 | United States TreasuryFR_912810FB9
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000100075 | French Republic Government Bonds OATFR_ACI0PLT59
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100075 | FANNIE MAEFR_31359MGK3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000100075 | Italy Buoni Poliennali Del TesoroFR_ACI0C2WB8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100075 | U.K. GiltsFR_BM8Z2TII2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100075 | Bundesrepublik Deutschland BundesanleiheFR_464491II2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100075 | Japan Government Two Year BondsFR_ACI2SX3T2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100075 | Spain Government BondsFR_BW1YWVII2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100075 | FEDERAL HOME LOAN BANKFR_3130AXU63
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000100075 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000100075 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100075 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100075 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100075 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000100075 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000100075 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000100075 | France
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100075 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000100075 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.10%
C000100075 | AssetRightsFR_436CVR021
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000100075 | AssetInvestment CompaniesFR_922042676
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000100075 | AssetPreferred StocksFR_575603907
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000100075 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100075 | AssetForeign GovernmentFR_ACI2MLPN3
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000100075 | AssetU.S. Treasury & Government AgenciesFR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000100075 | AssetCommon StocksFR_B7FC07907
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000210967 | Canada Government BondsFR_135087T38
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210967 | CHINA GOVERNMENT BONDFR_ACI2TZDD0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210967 | Japan Government Five Year BondsFR_ACI2JS8D3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210967 | U.K. GiltsFR_ACI3012H7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210967 | DOMINICAN REPUBLICFR_25714PFB9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210967 | Colombia Government International BondsFR_195325EF8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210967 | United States TreasuryFR_91282CQP9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210967 | ECOPETROL SAFR_279158AT6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210967 | NOTA DO TESOURO NACIONALFR_ACI0ZV4S3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210967 | REPUBLIC OF TURKIYEFR_900123DU1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210967 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000210967 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210967 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000210967 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000210967 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210967 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210967 | China
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210967 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210967 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000210967 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210967 | AssetAsset-Backed SecuritiesFR_62890QAB1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210967 | AssetNon-Agency Mortgage-Backed SecuritiesFR_23346GAA7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210967 | AssetU.S. Treasury & Government AgenciesFR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210967 | AssetShort-Term InvestmentsFR_912797RG4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210967 | AssetCorporate Bonds & NotesFR_87971MCF8
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000210967 | AssetForeign GovernmentFR_903724CB6
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000210964 | Canada Government BondsFR_135087T38
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210964 | CHINA GOVERNMENT BONDFR_ACI2TZDD0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210964 | Japan Government Five Year BondsFR_ACI2JS8D3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210964 | U.K. GiltsFR_ACI3012H7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210964 | DOMINICAN REPUBLICFR_25714PFB9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210964 | Colombia Government International BondsFR_195325EF8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210964 | United States TreasuryFR_91282CQP9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210964 | ECOPETROL SAFR_279158AT6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210964 | NOTA DO TESOURO NACIONALFR_ACI0ZV4S3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210964 | REPUBLIC OF TURKIYEFR_900123DU1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210964 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000210964 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210964 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000210964 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000210964 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210964 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210964 | China
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210964 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210964 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000210964 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210964 | AssetAsset-Backed SecuritiesFR_62890QAB1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210964 | AssetNon-Agency Mortgage-Backed SecuritiesFR_23346GAA7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210964 | AssetU.S. Treasury & Government AgenciesFR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210964 | AssetShort-Term InvestmentsFR_912797RG4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210964 | AssetCorporate Bonds & NotesFR_87971MCF8
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000210964 | AssetForeign GovernmentFR_903724CB6
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000030705 | American Electric Power Co., Inc.FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030705 | Qnity Electronics, Inc.FR_74743L100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030705 | Labcorp Holdings, Inc.FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030705 | Keysight Technologies, Inc.FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030705 | FirstEnergy Corp.FR_337932107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030705 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030705 | Church & Dwight Co., Inc.FR_171340102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030705 | RPM International, Inc.FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030705 | Fifth Third BancorpFR_316773100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030705 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030705 | SectorReal EstateFR_962166104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030705 | SectorConsumer DiscretionaryFR_693656100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030705 | SectorConsumer StaplesFR_741623102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030705 | SectorEnergyFR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030705 | SectorMaterialsFR_422704106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030705 | SectorUtilitiesFR_030420103
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030705 | SectorHealth CareFR_N72482156
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030705 | SectorFinancialsFR_19260Q107
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030705 | SectorInformation TechnologyFR_67000B104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030705 | SectorIndustrialsFR_714920113
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000030705 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000030705 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030705 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030706 | American Electric Power Co., Inc.FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030706 | Qnity Electronics, Inc.FR_74743L100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030706 | Labcorp Holdings, Inc.FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030706 | Keysight Technologies, Inc.FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030706 | FirstEnergy Corp.FR_337932107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030706 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030706 | Church & Dwight Co., Inc.FR_171340102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030706 | RPM International, Inc.FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030706 | Fifth Third BancorpFR_316773100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030706 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030706 | SectorReal EstateFR_962166104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030706 | SectorConsumer DiscretionaryFR_693656100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030706 | SectorConsumer StaplesFR_741623102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030706 | SectorEnergyFR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030706 | SectorMaterialsFR_422704106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030706 | SectorUtilitiesFR_030420103
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030706 | SectorHealth CareFR_N72482156
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030706 | SectorFinancialsFR_19260Q107
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030706 | SectorInformation TechnologyFR_67000B104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030706 | SectorIndustrialsFR_714920113
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000030706 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000030706 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030706 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000063063 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000063063 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000063063 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000063063 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000063063 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000063063 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000063063 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000063063 | American Funds EUPAC FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000063063 | American Funds Smallcap World Fund, Inc.FR_831681812
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063063 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000063063 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000063063 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063063 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063063 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063063 | SectorInvestment Grade Fixed IncomeFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000063063 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000063063 | SectorU.S. Large Cap EquitiesFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000063064 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000063064 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000063064 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000063064 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000063064 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000063064 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000063064 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000063064 | American Funds EUPAC FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000063064 | American Funds Smallcap World Fund, Inc.FR_831681812
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063064 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000063064 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000063064 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063064 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063064 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063064 | SectorInvestment Grade Fixed IncomeFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000063064 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000063064 | SectorU.S. Large Cap EquitiesFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000063060 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063060 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063060 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000063060 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000063060 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000063060 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063060 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000063060 | American Funds EUPAC FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000063060 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000063060 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000063060 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063060 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000063060 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063060 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000063060 | SectorInvestment Grade Fixed IncomeFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000063060 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000063060 | SectorU.S. Large Cap EquitiesFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000063061 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063061 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063061 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000063061 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000063061 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000063061 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063061 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000063061 | American Funds EUPAC FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000063061 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000063061 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000063061 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063061 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000063061 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063061 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000063061 | SectorInvestment Grade Fixed IncomeFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000063061 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000063061 | SectorU.S. Large Cap EquitiesFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000030657 | FR_TSR_Top10_Meta
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030657 | FR_TSR_Top10_Alpha
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030657 | FR_TSR_Top10_Tesla
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030657 | FR_TSR_Top10_Mictech
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030657 | FR_TSR_Top10_Broad
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030657 | FR_TSR_Top10_Nvdia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030657 | FR_TSR_Top10_Micro
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030657 | FR_TSR_Top10_Visa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030657 | FR_TSR_Top10_Amzn
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030657 | FR_TSR_Top10_SK
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030657 | SectorReal EstateFR_TSR_SEC_RE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030657 | SectorMaterialsFR_TSR_SEC_M
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030657 | SectorEnergyFR_TSR_SEC_E
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030657 | SectorConsumer StaplesFR_TSR_SEC_CS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030657 | SectorFinancialsFR_TSR_SEC_F
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030657 | SectorIndustrialsFR_TSR_SEC_I
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030657 | SectorHealth CareFR_TSR_SEC_HC
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030657 | SectorConsumer DiscretionaryFR_TSR_SEC_CD
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000030657 | SectorCommunication ServicesFR_TSR_SEC_CSS
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000030657 | SectorInformation TechnologyFR_TSR_SEC_IT
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000030657 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030657 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030657 | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030657 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030657 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000030657 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030657 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030657 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030657 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030657 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063057 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063057 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000063057 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063057 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063057 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063057 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063057 | American Funds EUPAC FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000063057 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000063057 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000063057 | American Funds High-Income Trust FundFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000063057 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063057 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000063057 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063057 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063057 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000063057 | SectorInvestment Grade Fixed IncomeFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000063057 | SectorU.S. Large Cap EquitiesFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000063058 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063058 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000063058 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063058 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063058 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063058 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063058 | American Funds EUPAC FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000063058 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000063058 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000063058 | American Funds High-Income Trust FundFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000063058 | SectorGlobal Fixed IncomeFR_030372577
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063058 | SectorHigh Yield Fixed IncomeFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000063058 | SectorEmerging Market EquitiesFR_030372866
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063058 | SectorGlobal EquitiesFR_831681812
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063058 | SectorInternational Developed Market EquitiesFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000063058 | SectorInvestment Grade Fixed IncomeFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000063058 | SectorU.S. Large Cap EquitiesFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000100078 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000100078 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000100078 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000100078 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000100078 | State Street Technology Select Sector SPDR ETFFR_81369Y803
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000100078 | iShares U.S. Real Estate ETFFR_464287739
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100078 | State Street Financial Select Sector SPDR ETFFR_81369Y605
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000100078 | State Street Consumer Discretionary Select Sector SPDR ETFFR_81369Y407
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100078 | State Street Industrial Select Sector SPDR ETFFR_81369Y704
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100078 | State Street Communication Services Select Sector SPDR ETFFR_81369Y852
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100078 | SectorReal Estate EquitiesFR_464287739
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100078 | SectorU.S. Small Cap EquitiesFR_ADI391906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100078 | SectorCommoditiesFR_BYJ7K2EV0JPMSWC7QU
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000100078 | SectorSecurities Sold ShortFR_ADI34XYM5
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000100078 | SectorSecurities Sold ShortFR_ADI2VCFQ5
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000100078 | SectorSecurities Sold ShortFR_ADI38LHP9
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000030750 | LEVEL 3 FINANCING INCFR_527298CM3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030750 | TRANSDIGM INCFR_893647BY2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030750 | HUB International Ltd.FR_44332PAJ0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030750 | TALEN ENERGY SUPPLY LLCFR_87422VAP3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030750 | BEIGNET INVESTOR LLCFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030750 | VENTURE GLOBAL LNG INCFR_92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030750 | 1261229 BC LTDFR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030750 | Clear Channel Outdoor Holdings, Inc.FR_18453HAD8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030750 | NRG ENERGY INCFR_629377DD1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030750 | MERIDIAN ARC HOLDCO LLCFR_58990CAA1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030750 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030750 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030750 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030750 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030750 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030750 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030750 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030750 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030750 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030750 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000030750 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030750 | AssetEscrow SharesFR_524ESCA91
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000030750 | AssetWarrantsFR_504917113
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000030750 | AssetPreferred StocksFR_990ADTEC2
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000030750 | AssetConvertible Preferred StocksFR_955EXA908
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030750 | AssetConvertible BondsFR_ACI1DK9K1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030750 | AssetCommon StocksFR_ACI2RMKR2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030750 | AssetFloating Rate LoansFR_03960DAJ2
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030750 | AssetCorporate Bonds & NotesFR_897083AA9
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000030751 | LEVEL 3 FINANCING INCFR_527298CM3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030751 | TRANSDIGM INCFR_893647BY2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030751 | HUB International Ltd.FR_44332PAJ0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030751 | TALEN ENERGY SUPPLY LLCFR_87422VAP3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030751 | BEIGNET INVESTOR LLCFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030751 | VENTURE GLOBAL LNG INCFR_92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030751 | 1261229 BC LTDFR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030751 | Clear Channel Outdoor Holdings, Inc.FR_18453HAD8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030751 | NRG ENERGY INCFR_629377DD1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030751 | MERIDIAN ARC HOLDCO LLCFR_58990CAA1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030751 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030751 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030751 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030751 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030751 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030751 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030751 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030751 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030751 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030751 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000030751 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030751 | AssetEscrow SharesFR_524ESCA91
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000030751 | AssetWarrantsFR_504917113
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000030751 | AssetPreferred StocksFR_990ADTEC2
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000030751 | AssetConvertible Preferred StocksFR_955EXA908
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030751 | AssetConvertible BondsFR_ACI1DK9K1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030751 | AssetCommon StocksFR_ACI2RMKR2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030751 | AssetFloating Rate LoansFR_03960DAJ2
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030751 | AssetCorporate Bonds & NotesFR_897083AA9
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000030680 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030680 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030680 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030680 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030680 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030680 | State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)FR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030680 | T. Rowe Price Large Cap Growth PortfolioFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030680 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030680 | BlackRock Capital Appreciation PortfolioFR_10923P867
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030680 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030680 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030680 | SectorGlobal EquitiesFR_10923R509
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030680 | SectorU.S. Mid Cap EquitiesFR_10923M336
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030680 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030680 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030680 | SectorInternational Developed Market EquitiesFR_10923M369
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000030680 | SectorU.S. Large Cap EquitiesFR_10923N854
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000030681 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030681 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030681 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030681 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030681 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030681 | State Street Emerging Markets Enhanced Index Portfolio (formerly, SSGA Emerging Markets Enhanced Index Portfolio)FR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030681 | T. Rowe Price Large Cap Growth PortfolioFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030681 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030681 | BlackRock Capital Appreciation PortfolioFR_10923P867
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030681 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030681 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030681 | SectorGlobal EquitiesFR_10923R509
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030681 | SectorU.S. Mid Cap EquitiesFR_10923M336
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030681 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030681 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030681 | SectorInternational Developed Market EquitiesFR_10923M369
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000030681 | SectorU.S. Large Cap EquitiesFR_10923N854
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000100083 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000100083 | U.S. Treasury BondsFR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000100083 | U.S. Treasury NotesFR_91282CAL5
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000100083 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000100083 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000100083 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000100083 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000100083 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000100083 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000100083 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000100083 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100083 | SectorU.S. Mid Cap EquitiesFR_10923M336
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000100083 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100083 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000100083 | SectorInternational Fixed IncomeFR_ACI39KP99
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100083 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100083 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000100083 | SectorInternational Developed Market EquitiesFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000100083 | SectorU.S. Large Cap EquitiesFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000100083 | SectorInvestment Grade Fixed IncomeFR_3131Y1FV7
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000030660 | Franklin Electric Co., Inc.FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030660 | Innospec, Inc.FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030660 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030660 | Novanta, Inc.FR_67000B104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030660 | Hancock Whitney Corp.FR_410120109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030660 | Southstate Bank Corp.FR_84472E102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030660 | J&J Snack Foods Corp.FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030660 | UFP Industries, Inc.FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030660 | Alamo Group, Inc.FR_011311107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030660 | TriMas Corp.FR_896215209
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030660 | SectorIndustrialsFR_714920113
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000030660 | SectorUtilitiesFR_552690109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030660 | SectorCommunication ServicesFR_44891N208
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030660 | SectorEnergyFR_34984V209
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030660 | SectorConsumer StaplesFR_153527106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030660 | SectorHealth CareFR_159864107
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030660 | SectorConsumer DiscretionaryFR_G1890L107
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030660 | SectorInformation TechnologyFR_G22845104
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030660 | SectorMaterialsFR_27923Q109
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000030660 | SectorFinancialsFR_377185202
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000030660 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030660 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030660 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030660 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000030660 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030660 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030661 | Franklin Electric Co., Inc.FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030661 | Innospec, Inc.FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030661 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030661 | Novanta, Inc.FR_67000B104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030661 | Hancock Whitney Corp.FR_410120109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030661 | Southstate Bank Corp.FR_84472E102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030661 | J&J Snack Foods Corp.FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030661 | UFP Industries, Inc.FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030661 | Alamo Group, Inc.FR_011311107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030661 | TriMas Corp.FR_896215209
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030661 | SectorIndustrialsFR_714920113
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000030661 | SectorUtilitiesFR_552690109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030661 | SectorCommunication ServicesFR_44891N208
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030661 | SectorEnergyFR_34984V209
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030661 | SectorConsumer StaplesFR_153527106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030661 | SectorHealth CareFR_159864107
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030661 | SectorConsumer DiscretionaryFR_G1890L107
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030661 | SectorInformation TechnologyFR_G22845104
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030661 | SectorMaterialsFR_27923Q109
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000030661 | SectorFinancialsFR_377185202
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000030661 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030661 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030661 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030661 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000030661 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030661 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000140956 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000140956 | National Grid PLCFR_BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000140956 | UBS Group AGFR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000140956 | Contemporary Amperex Technology Co. Ltd.FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000140956 | Tesco PLCFR_BLGZ98903
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000140956 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140956 | Air Liquide SAFR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000140956 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140956 | British American Tobacco PLCFR_028758902
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140956 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140956 | SectorReal EstateFR_685992000
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140956 | SectorConsumer DiscretionaryFR_585284904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140956 | SectorCommunication ServicesFR_88032Q109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140956 | SectorMaterialsFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000140956 | SectorHealth CareFR_BD594Y909
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000140956 | SectorInformation TechnologyFR_ACI12HBP6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000140956 | SectorConsumer StaplesFR_BVZG4R905
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000140956 | SectorUtilitiesFR_476896907
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000140956 | SectorFinancialsFR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000140956 | SectorIndustrialsFR_BQ819H906
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000140956 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140956 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140956 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000140956 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000140956 | France
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000140956 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000140956 | China
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000140956 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000140956 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000140956 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000140957 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000140957 | National Grid PLCFR_BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000140957 | UBS Group AGFR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000140957 | Contemporary Amperex Technology Co. Ltd.FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000140957 | Tesco PLCFR_BLGZ98903
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000140957 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140957 | Air Liquide SAFR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000140957 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140957 | British American Tobacco PLCFR_028758902
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140957 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140957 | SectorReal EstateFR_685992000
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140957 | SectorConsumer DiscretionaryFR_585284904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140957 | SectorCommunication ServicesFR_88032Q109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140957 | SectorMaterialsFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000140957 | SectorHealth CareFR_BD594Y909
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000140957 | SectorInformation TechnologyFR_ACI12HBP6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000140957 | SectorConsumer StaplesFR_BVZG4R905
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000140957 | SectorUtilitiesFR_476896907
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000140957 | SectorFinancialsFR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000140957 | SectorIndustrialsFR_BQ819H906
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000140957 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140957 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140957 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000140957 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000140957 | France
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000140957 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000140957 | China
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000140957 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000140957 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000140957 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088087 | TransDigm IncFR_89364MCA0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088087 | UKG IncFR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088087 | OPAL BIDCO SASFR_F7000QAD3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088087 | Quikrete Holdings IncFR_74839XAM1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088087 | EOC Borrower LLCFR_26875YAB8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088087 | Brown Group Holding LLCFR_11565HAD8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088087 | VOYAGER PARENT LLCFR_92921HAD7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088087 | AI AQUA MERGER SUB INCFR_00132UAQ7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088087 | ELECTRONIC ARTS INCFR_67123SAB5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088087 | Caesars Entertainment IncFR_12768EAH9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088087 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000088087 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088087 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088087 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000088087 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088087 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088087 | IndustryAsset-Backed - Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088087 | IndustryMachinery-Diversified
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088087 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088087 | IndustryHealthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088087 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000088087 | AssetConvertible Preferred StocksFR_955EXA908
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000088087 | AssetPreferred StocksFR_990ACVTK4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000088087 | AssetCommon StocksFR_942NCN909
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088087 | AssetCorporate Bonds & NotesFR_42704LAF1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088087 | AssetAsset-Backed SecuritiesFR_56607WBC1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088087 | AssetFloating Rate LoansFR_31935HAG2
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000088088 | TransDigm IncFR_89364MCA0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088088 | UKG IncFR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088088 | OPAL BIDCO SASFR_F7000QAD3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088088 | Quikrete Holdings IncFR_74839XAM1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088088 | EOC Borrower LLCFR_26875YAB8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088088 | Brown Group Holding LLCFR_11565HAD8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088088 | VOYAGER PARENT LLCFR_92921HAD7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088088 | AI AQUA MERGER SUB INCFR_00132UAQ7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088088 | ELECTRONIC ARTS INCFR_67123SAB5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088088 | Caesars Entertainment IncFR_12768EAH9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088088 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000088088 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088088 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088088 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000088088 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088088 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088088 | IndustryAsset-Backed - Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088088 | IndustryMachinery-Diversified
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088088 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088088 | IndustryHealthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088088 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000088088 | AssetConvertible Preferred StocksFR_955EXA908
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000088088 | AssetPreferred StocksFR_990ACVTK4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000088088 | AssetCommon StocksFR_942NCN909
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088088 | AssetCorporate Bonds & NotesFR_42704LAF1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088088 | AssetAsset-Backed SecuritiesFR_56607WBC1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088088 | AssetFloating Rate LoansFR_31935HAG2
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000100086 | United States TreasuryFR_91282CFT3
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000100086 | Freddie MacFR_3137HD7J3
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000100086 | Fannie MaeFR_3136BTWY5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100086 | MORGAN STANLEYFR_61747YER2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100086 | Station Place Securitization TrustFR_85779XAA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100086 | BRAVO Residential Funding TrustFR_10568VAA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100086 | RR LtdFR_74980PAA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100086 | BANK OF AMERICA CORPFR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100086 | Onslow Bay Financial LLCFR_67449PAE2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100086 | CITIBANK NAFR_17325FBN7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100086 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000100086 | AssetCommon StocksFR_931HGW901
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000100086 | AssetMunicipalsFR_231266MN4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000100086 | AssetForeign GovernmentFR_ACI35CDZ6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100086 | AssetFloating Rate LoansFR_F6456UAE3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100086 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31384V7B2
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000100086 | AssetNon-Agency Mortgage-Backed SecuritiesFR_94989WAZ0
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000100086 | AssetAsset-Backed SecuritiesFR_126671Z25
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000100086 | AssetU.S. Treasury & Government AgenciesFR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000100086 | AssetCorporate Bonds & NotesFR_ACI0S8VV5
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000100087 | United States TreasuryFR_91282CFT3
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000100087 | Freddie MacFR_3137HD7J3
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000100087 | Fannie MaeFR_3136BTWY5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100087 | MORGAN STANLEYFR_61747YER2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100087 | Station Place Securitization TrustFR_85779XAA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100087 | BRAVO Residential Funding TrustFR_10568VAA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100087 | RR LtdFR_74980PAA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100087 | BANK OF AMERICA CORPFR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100087 | Onslow Bay Financial LLCFR_67449PAE2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100087 | CITIBANK NAFR_17325FBN7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000100087 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000100087 | AssetCommon StocksFR_931HGW901
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000100087 | AssetMunicipalsFR_231266MN4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000100087 | AssetForeign GovernmentFR_ACI35CDZ6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100087 | AssetFloating Rate LoansFR_F6456UAE3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100087 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31384V7B2
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000100087 | AssetNon-Agency Mortgage-Backed SecuritiesFR_94989WAZ0
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000100087 | AssetAsset-Backed SecuritiesFR_126671Z25
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000100087 | AssetU.S. Treasury & Government AgenciesFR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000100087 | AssetCorporate Bonds & NotesFR_ACI0S8VV5
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000075557 | MALAYSIA GOVERNMENTFR_ACI0V6W28
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000075557 | NOTA DO TESOURO NACIONALFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000075557 | REPUBLIC OF SOUTH AFRICAFR_ACI0GYHC9
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000075557 | INDIA GOVERNMENT BONDFR_ACI2J21N5
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000075557 | Norway Government BondsFR_ACI0SJV25
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000075557 | Panama Government International BondsFR_698299BY9
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000075557 | Spain Government BondsFR_ACI2TFSN6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075557 | INTL BK RECON & DEVELOPFR_ACI2MQJL3
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000075557 | MEX BONOS DESARR FIX RTFR_ACI2TM3P3
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075557 | QUEENSLAND TREASURY CORPFR_ACI1KDG39
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075557 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075557 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000075557 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000075557 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075557 | Panama
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000075557 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000075557 | India
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000075557 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000075557 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000075557 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000075557 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000075557 | AssetCorporate Bonds & NotesFR_BK4Q04II7
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000075557 | AssetForeign GovernmentFR_374422AP8
Holdings [Line Items]
Percent of Net Asset Value	79.40%
C000075558 | MALAYSIA GOVERNMENTFR_ACI0V6W28
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000075558 | NOTA DO TESOURO NACIONALFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000075558 | REPUBLIC OF SOUTH AFRICAFR_ACI0GYHC9
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000075558 | INDIA GOVERNMENT BONDFR_ACI2J21N5
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000075558 | Norway Government BondsFR_ACI0SJV25
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000075558 | Panama Government International BondsFR_698299BY9
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000075558 | Spain Government BondsFR_ACI2TFSN6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075558 | INTL BK RECON & DEVELOPFR_ACI2MQJL3
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000075558 | MEX BONOS DESARR FIX RTFR_ACI2TM3P3
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075558 | QUEENSLAND TREASURY CORPFR_ACI1KDG39
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075558 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075558 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000075558 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000075558 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075558 | Panama
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000075558 | Norway
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000075558 | India
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000075558 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000075558 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000075558 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000075558 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000075558 | AssetCorporate Bonds & NotesFR_BK4Q04II7
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000075558 | AssetForeign GovernmentFR_374422AP8
Holdings [Line Items]
Percent of Net Asset Value	79.40%
C000030760 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030760 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030760 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030760 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030760 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030760 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030760 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030760 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030760 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030760 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030760 | SectorMaterialsFR_150870103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030760 | SectorUtilitiesFR_049560105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030760 | SectorEnergyFR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030760 | SectorConsumer StaplesFR_03524A108
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030760 | SectorIndustrialsFR_12008R107
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030760 | SectorCommunication ServicesFR_278768106
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030760 | SectorHealth CareFR_05348Y105
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030760 | SectorConsumer DiscretionaryFR_382550101
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030760 | SectorFinancialsFR_G42706104
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030760 | SectorInformation TechnologyFR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000030760 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030760 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000030760 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030760 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030760 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030761 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030761 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030761 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030761 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030761 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030761 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030761 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030761 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030761 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030761 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030761 | SectorMaterialsFR_150870103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030761 | SectorUtilitiesFR_049560105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030761 | SectorEnergyFR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030761 | SectorConsumer StaplesFR_03524A108
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030761 | SectorIndustrialsFR_12008R107
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030761 | SectorCommunication ServicesFR_278768106
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030761 | SectorHealth CareFR_05348Y105
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030761 | SectorConsumer DiscretionaryFR_382550101
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030761 | SectorFinancialsFR_G42706104
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030761 | SectorInformation TechnologyFR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000030761 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030761 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000030761 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030761 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030761 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030763 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030763 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030763 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030763 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030763 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030763 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030763 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030763 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030763 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030763 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030763 | SectorMaterialsFR_150870103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030763 | SectorUtilitiesFR_049560105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030763 | SectorEnergyFR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030763 | SectorConsumer StaplesFR_03524A108
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030763 | SectorIndustrialsFR_12008R107
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030763 | SectorCommunication ServicesFR_278768106
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030763 | SectorHealth CareFR_05348Y105
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030763 | SectorConsumer DiscretionaryFR_382550101
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030763 | SectorFinancialsFR_G42706104
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030763 | SectorInformation TechnologyFR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000030763 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030763 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000030763 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030763 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030763 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030620 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030620 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030620 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030620 | Iron Mountain, Inc.FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030620 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030620 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030620 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030620 | VICI Properties, Inc.FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030620 | UDR, Inc.FR_902653104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030620 | Unibail-Rodamco-WestfieldFR_BF2PQ0901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030620 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030620 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030620 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030620 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030620 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030620 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000030620 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000030620 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000030620 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000030620 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000030620 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030620 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030620 | France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030620 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030620 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000030620 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030620 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030620 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030620 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030620 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030621 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030621 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030621 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030621 | Iron Mountain, Inc.FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030621 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030621 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030621 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030621 | VICI Properties, Inc.FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030621 | UDR, Inc.FR_902653104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030621 | Unibail-Rodamco-WestfieldFR_BF2PQ0901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030621 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030621 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030621 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030621 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030621 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030621 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000030621 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000030621 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000030621 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000030621 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000030621 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030621 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030621 | France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030621 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030621 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000030621 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030621 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030621 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030621 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030621 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030623 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030623 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030623 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030623 | Iron Mountain, Inc.FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030623 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030623 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030623 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030623 | VICI Properties, Inc.FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030623 | UDR, Inc.FR_902653104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030623 | Unibail-Rodamco-WestfieldFR_BF2PQ0901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030623 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030623 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030623 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030623 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030623 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030623 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000030623 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000030623 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000030623 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000030623 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000030623 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030623 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030623 | France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030623 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030623 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000030623 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030623 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030623 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030623 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030623 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030710 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030710 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030710 | Compass Group PLCFR_ACI3985L1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030710 | Symrise AGFR_B1JB4K905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030710 | Sunbelt Rentals Holdings, Inc.FR_866966104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030710 | Accor SAFR_585284904
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030710 | Reckitt Benckiser Group PLCFR_BSZBP5908
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030710 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030710 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030710 | Hexagon ABFR_ACI1XML96
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030710 | SectorCommunication ServicesFR_438042905
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030710 | SectorMaterialsFR_563692904
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030710 | SectorHealth CareFR_405552100
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030710 | SectorInformation TechnologyFR_416343002
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000030710 | SectorConsumer StaplesFR_023740905
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030710 | SectorFinancialsFR_665104907
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030710 | SectorIndustrialsFR_BYTBXV906
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000030710 | SectorConsumer DiscretionaryFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000030710 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030710 | Germany
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000030710 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030710 | France
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000030710 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030710 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030710 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030710 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030710 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030710 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030711 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030711 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030711 | Compass Group PLCFR_ACI3985L1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030711 | Symrise AGFR_B1JB4K905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030711 | Sunbelt Rentals Holdings, Inc.FR_866966104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030711 | Accor SAFR_585284904
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030711 | Reckitt Benckiser Group PLCFR_BSZBP5908
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030711 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030711 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030711 | Hexagon ABFR_ACI1XML96
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030711 | SectorCommunication ServicesFR_438042905
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030711 | SectorMaterialsFR_563692904
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030711 | SectorHealth CareFR_405552100
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030711 | SectorInformation TechnologyFR_416343002
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000030711 | SectorConsumer StaplesFR_023740905
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030711 | SectorFinancialsFR_665104907
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030711 | SectorIndustrialsFR_BYTBXV906
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000030711 | SectorConsumer DiscretionaryFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000030711 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030711 | Germany
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000030711 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030711 | France
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000030711 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030711 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030711 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030711 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030711 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030711 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030713 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030713 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030713 | Compass Group PLCFR_ACI3985L1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030713 | Symrise AGFR_B1JB4K905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030713 | Sunbelt Rentals Holdings, Inc.FR_866966104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030713 | Accor SAFR_585284904
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030713 | Reckitt Benckiser Group PLCFR_BSZBP5908
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030713 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030713 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030713 | Hexagon ABFR_ACI1XML96
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030713 | SectorCommunication ServicesFR_438042905
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030713 | SectorMaterialsFR_563692904
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030713 | SectorHealth CareFR_405552100
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030713 | SectorInformation TechnologyFR_416343002
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000030713 | SectorConsumer StaplesFR_023740905
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030713 | SectorFinancialsFR_665104907
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030713 | SectorIndustrialsFR_BYTBXV906
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000030713 | SectorConsumer DiscretionaryFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000030713 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030713 | Germany
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000030713 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030713 | France
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000030713 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030713 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030713 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030713 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030713 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030713 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112664 | SectorU.S. Small Cap EquitiesFR_ADI391906
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000112664 | SectorU.S. Large Cap EquitiesFR_ADI2VD0L0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112664 | SectorEmerging Market EquitiesFR_ADI2TZ703
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000112664 | SectorInternational Developed Market EquitiesFR_ADI2VB513
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000112664 | SectorCommoditiesFR_GOE210316BARBLNC7MW
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000112664 | SectorGlobal Developed BondsFR_ADI38LH20
Holdings [Line Items]
Percent of Net Asset Value	72.50%
C000030670 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030670 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030670 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030670 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030670 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030670 | CVS Health Corp.FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030670 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030670 | State Street Corp.FR_857477103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030670 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030670 | Caterpillar, Inc.FR_149123101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030670 | SectorMaterialsFR_459506101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030670 | SectorUtilitiesFR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030670 | SectorConsumer DiscretionaryFR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030670 | SectorConsumer StaplesFR_191216100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030670 | SectorCommunication ServicesFR_BNZGVV904
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030670 | SectorEnergyFR_079805909
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030670 | SectorIndustrialsFR_314352105
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000030670 | SectorInformation TechnologyFR_303250104
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000030670 | SectorHealth CareFR_101137107
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000030670 | SectorFinancialsFR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000030670 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030670 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030670 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000030670 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030670 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030670 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030671 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030671 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030671 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030671 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030671 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030671 | CVS Health Corp.FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030671 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030671 | State Street Corp.FR_857477103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030671 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030671 | Caterpillar, Inc.FR_149123101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030671 | SectorMaterialsFR_459506101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030671 | SectorUtilitiesFR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030671 | SectorConsumer DiscretionaryFR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030671 | SectorConsumer StaplesFR_191216100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030671 | SectorCommunication ServicesFR_BNZGVV904
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030671 | SectorEnergyFR_079805909
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030671 | SectorIndustrialsFR_314352105
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000030671 | SectorInformation TechnologyFR_303250104
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000030671 | SectorHealth CareFR_101137107
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000030671 | SectorFinancialsFR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000030671 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030671 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030671 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000030671 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030671 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030671 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000063051 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000063051 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000063051 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000063051 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063051 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000063051 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000063051 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000063051 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000063051 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000063051 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063051 | SectorInformation TechnologyFR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000063051 | SectorMaterialsFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063051 | SectorReal EstateFR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000063051 | SectorIndustrialsFR_BTQKW9900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063051 | SectorConsumer DiscretionaryFR_ACI07BQ96
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000063051 | SectorFinancialsFR_084670108
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000063051 | SectorHealth CareFR_71722W107
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000063051 | SectorCommunication ServicesFR_663955003
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000063051 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063051 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000063051 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000063051 | France
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063051 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063051 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000063051 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063051 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000063051 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000063051 | India
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063048 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000063048 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000063048 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000063048 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063048 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000063048 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000063048 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000063048 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000063048 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000063048 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063048 | SectorInformation TechnologyFR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000063048 | SectorMaterialsFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063048 | SectorReal EstateFR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000063048 | SectorIndustrialsFR_BTQKW9900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063048 | SectorConsumer DiscretionaryFR_ACI07BQ96
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000063048 | SectorFinancialsFR_084670108
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000063048 | SectorHealth CareFR_71722W107
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000063048 | SectorCommunication ServicesFR_663955003
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000063048 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063048 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000063048 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000063048 | France
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063048 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063048 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000063048 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063048 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000063048 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000063048 | India
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063050 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000063050 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000063050 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000063050 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063050 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000063050 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000063050 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000063050 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000063050 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000063050 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063050 | SectorInformation TechnologyFR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000063050 | SectorMaterialsFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063050 | SectorReal EstateFR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000063050 | SectorIndustrialsFR_BTQKW9900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063050 | SectorConsumer DiscretionaryFR_ACI07BQ96
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000063050 | SectorFinancialsFR_084670108
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000063050 | SectorHealth CareFR_71722W107
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000063050 | SectorCommunication ServicesFR_663955003
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000063050 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063050 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000063050 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000063050 | France
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063050 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063050 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000063050 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063050 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000063050 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000063050 | India
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030546 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030546 | Allegro MicroSystems, Inc.FR_01749D105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030546 | BrightSpring Health Services, Inc.FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030546 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030546 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030546 | Lattice Semiconductor Corp.FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030546 | Onto Innovation, Inc.FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030546 | Axsome Therapeutics, Inc.FR_05464T104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030546 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030546 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030546 | SectorCommunication ServicesFR_141788109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030546 | SectorConsumer StaplesFR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030546 | SectorUtilitiesFR_31556C106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030546 | SectorMaterialsFR_29446Y502
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030546 | SectorEnergyFR_86765Q106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030546 | SectorFinancialsFR_G16910120
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030546 | SectorConsumer DiscretionaryFR_148929102
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030546 | SectorHealth CareFR_42238D107
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000030546 | SectorIndustrialsFR_72703X106
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000030546 | SectorInformation TechnologyFR_65487K100
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000030546 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030546 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030546 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000030546 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030546 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030546 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030546 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030546 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030546 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030547 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030547 | Allegro MicroSystems, Inc.FR_01749D105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030547 | BrightSpring Health Services, Inc.FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030547 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030547 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030547 | Lattice Semiconductor Corp.FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030547 | Onto Innovation, Inc.FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030547 | Axsome Therapeutics, Inc.FR_05464T104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030547 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030547 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030547 | SectorCommunication ServicesFR_141788109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030547 | SectorConsumer StaplesFR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030547 | SectorUtilitiesFR_31556C106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030547 | SectorMaterialsFR_29446Y502
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030547 | SectorEnergyFR_86765Q106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030547 | SectorFinancialsFR_G16910120
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030547 | SectorConsumer DiscretionaryFR_148929102
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030547 | SectorHealth CareFR_42238D107
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000030547 | SectorIndustrialsFR_72703X106
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000030547 | SectorInformation TechnologyFR_65487K100
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000030547 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030547 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030547 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000030547 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030547 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030547 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030547 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030547 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030547 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030549 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030549 | Allegro MicroSystems, Inc.FR_01749D105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030549 | BrightSpring Health Services, Inc.FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030549 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030549 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030549 | Lattice Semiconductor Corp.FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030549 | Onto Innovation, Inc.FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030549 | Axsome Therapeutics, Inc.FR_05464T104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030549 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030549 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030549 | SectorCommunication ServicesFR_141788109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030549 | SectorConsumer StaplesFR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030549 | SectorUtilitiesFR_31556C106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030549 | SectorMaterialsFR_29446Y502
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030549 | SectorEnergyFR_86765Q106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030549 | SectorFinancialsFR_G16910120
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030549 | SectorConsumer DiscretionaryFR_148929102
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030549 | SectorHealth CareFR_42238D107
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000030549 | SectorIndustrialsFR_72703X106
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000030549 | SectorInformation TechnologyFR_65487K100
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000030549 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030549 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030549 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000030549 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030549 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030549 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030549 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030549 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030549 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030600 | United States TreasuryFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000030600 | Fannie MaeFR_31377U2W2
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030600 | United States TreasuryFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030600 | Government National Mortgage AssociationFR_36179XDD5
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030600 | United States TreasuryFR_912833XZ8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030600 | Fanniemae-AcesFR_3136BLW22
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030600 | Freddie MacFR_3133A7RS0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030600 | Freddie Mac - SCRTFR_35563PX46
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030600 | FHLMC Multifamily Structured Pass Through Certs.FR_3137FJEH8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030600 | FMC GMSR Issuer TrustFR_30259RAR6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030600 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030600 | AssetMunicipalsFR_88258MAB1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030600 | AssetForeign GovernmentFR_91087BAD2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030600 | AssetNon-Agency Mortgage-Backed SecuritiesFR_378961AB2
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030600 | AssetAsset-Backed SecuritiesFR_48249GAA2
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030600 | AssetCorporate Bonds & NotesFR_46590XBA3
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000030600 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38375BF64
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000030600 | AssetU.S. Treasury & Government AgenciesFR_912810SH2
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000030601 | United States TreasuryFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000030601 | Fannie MaeFR_31377U2W2
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030601 | United States TreasuryFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030601 | Government National Mortgage AssociationFR_36179XDD5
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030601 | United States TreasuryFR_912833XZ8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030601 | Fanniemae-AcesFR_3136BLW22
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030601 | Freddie MacFR_3133A7RS0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030601 | Freddie Mac - SCRTFR_35563PX46
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030601 | FHLMC Multifamily Structured Pass Through Certs.FR_3137FJEH8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030601 | FMC GMSR Issuer TrustFR_30259RAR6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030601 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030601 | AssetMunicipalsFR_88258MAB1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030601 | AssetForeign GovernmentFR_91087BAD2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030601 | AssetNon-Agency Mortgage-Backed SecuritiesFR_378961AB2
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030601 | AssetAsset-Backed SecuritiesFR_48249GAA2
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030601 | AssetCorporate Bonds & NotesFR_46590XBA3
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000030601 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38375BF64
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000030601 | AssetU.S. Treasury & Government AgenciesFR_912810SH2
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000112668 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112668 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112668 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112668 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112668 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112668 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112668 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112668 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112668 | Samsung Electronics Co. Ltd.FR_796050888
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112668 | United States TreasuryFR_91282CFJ5
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112668 | Federal National Mortgage AssociationFR_3140FXTS1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112668 | United States TreasuryFR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112668 | Government National Mortgage AssociationFR_36196RU71
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | GOLDMAN SACHS GROUP INCFR_38141GA46
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112668 | BANK OF AMERICA CORPFR_060505GR9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112668 | MORGAN STANLEYFR_61747YGB5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112668 | WELLS FARGO & COMPANYFR_95000U3F8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112668 | CITIGROUP INCFR_172967QH7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112668 | HSBC HOLDINGS PLCFR_404280EW5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112668 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112668 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112668 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112668 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112668 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112668 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000112668 | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112668 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112668 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112668 | AssetMunicipalsFR_88258MAB1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000112668 | AssetForeign GovernmentFR_91087BBL3
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000112668 | AssetPreferred StocksFR_71654V101
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000112668 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69380RAA3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112668 | AssetAsset-Backed SecuritiesFR_82652TAC9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112668 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3140HHSU0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112668 | AssetU.S. Treasury & Government AgenciesFR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000112668 | AssetShort-Term InvestmentsFR_912797SU2
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000112668 | AssetCorporate Bonds & NotesFR_842400HX4
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000112668 | AssetCommon StocksFR_44107P104
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000030725 | New Jersey Resources Corp.FR_646025106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030725 | Southwest Gas Holdings, Inc.FR_844895102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030725 | Banc of California, Inc.FR_05990K106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | Essential Properties Realty Trust, Inc.FR_29670E107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | Old National BancorpFR_680033107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | Bank of NT Butterfield & Son Ltd.FR_G0772R208
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | NMI Holdings, Inc.FR_629209305
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | Encore Capital Group, Inc.FR_292554102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030725 | Walker & Dunlop, Inc.FR_93148P102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030725 | SectorCommunication ServicesFR_84863T106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030725 | SectorMaterialsFR_747316107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030725 | SectorUtilitiesFR_05379B107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030725 | SectorEnergyFR_53115L104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030725 | SectorInformation TechnologyFR_501242101
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030725 | SectorIndustrialsFR_Y2001C101
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030725 | SectorReal EstateFR_008492100
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030725 | SectorHealth CareFR_04965N104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030725 | SectorConsumer DiscretionaryFR_09180C106
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030725 | SectorFinancialsFR_913290102
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000030725 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030725 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030725 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000030725 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030725 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030725 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030725 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030725 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030725 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030725 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030726 | New Jersey Resources Corp.FR_646025106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030726 | Southwest Gas Holdings, Inc.FR_844895102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030726 | Banc of California, Inc.FR_05990K106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | Essential Properties Realty Trust, Inc.FR_29670E107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | Old National BancorpFR_680033107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | Bank of NT Butterfield & Son Ltd.FR_G0772R208
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | NMI Holdings, Inc.FR_629209305
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | Encore Capital Group, Inc.FR_292554102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030726 | Walker & Dunlop, Inc.FR_93148P102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030726 | SectorCommunication ServicesFR_84863T106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030726 | SectorMaterialsFR_747316107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030726 | SectorUtilitiesFR_05379B107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030726 | SectorEnergyFR_53115L104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030726 | SectorInformation TechnologyFR_501242101
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030726 | SectorIndustrialsFR_Y2001C101
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030726 | SectorReal EstateFR_008492100
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030726 | SectorHealth CareFR_04965N104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030726 | SectorConsumer DiscretionaryFR_09180C106
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030726 | SectorFinancialsFR_913290102
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000030726 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030726 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030726 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000030726 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030726 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030726 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030726 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030726 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030726 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030726 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030755 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030755 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030755 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030755 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030755 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030755 | U.K. GiltsFR_ACI3012H7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030755 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030755 | Booking Holdings, Inc.FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030755 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030755 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030755 | Trane Technologies PLCFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030755 | United States TreasuryFR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030755 | Australia Government BondsFR_ACI2TP558
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030755 | ECHOSTAR CORPFR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030755 | GLENCORE FUNDING LLCFR_378272BQ0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030755 | New Zealand Government BondsFR_ACI2QSHN3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030755 | BOEING CO/THEFR_097023DS1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030755 | TEVA PHARMACEUTICALS NEFR_88167AAF8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030755 | MEX BONOS DESARR FIX RTFR_ACI354M92
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030755 | CSC HOLDINGS LLCFR_126307AS6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030755 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030755 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030755 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030755 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030755 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000030755 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030755 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030755 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030755 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030755 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030755 | AssetConvertible BondsFR_278768AB2
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000030755 | AssetMunicipalsFR_88880NAT6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030755 | AssetFloating Rate LoansFR_BA000QFV5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030755 | AssetShort-Term InvestmentsFR_912797VA2_0.010000_2026-12-03
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030755 | AssetU.S. Treasury & Government AgenciesFR_912810TT5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030755 | AssetForeign GovernmentFR_25714PAJ7
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030755 | AssetCorporate Bonds & NotesFR_86765KAM1
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000030755 | AssetCommon StocksFR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000030756 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030756 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030756 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030756 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030756 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030756 | U.K. GiltsFR_ACI3012H7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030756 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030756 | Booking Holdings, Inc.FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030756 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030756 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030756 | Trane Technologies PLCFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030756 | United States TreasuryFR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030756 | Australia Government BondsFR_ACI2TP558
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030756 | ECHOSTAR CORPFR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030756 | GLENCORE FUNDING LLCFR_378272BQ0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030756 | New Zealand Government BondsFR_ACI2QSHN3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030756 | BOEING CO/THEFR_097023DS1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030756 | TEVA PHARMACEUTICALS NEFR_88167AAF8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030756 | MEX BONOS DESARR FIX RTFR_ACI354M92
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030756 | CSC HOLDINGS LLCFR_126307AS6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030756 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030756 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030756 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030756 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030756 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000030756 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030756 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030756 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030756 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030756 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030756 | AssetConvertible BondsFR_278768AB2
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000030756 | AssetMunicipalsFR_88880NAT6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030756 | AssetFloating Rate LoansFR_BA000QFV5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030756 | AssetShort-Term InvestmentsFR_912797VA2_0.010000_2026-12-03
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030756 | AssetU.S. Treasury & Government AgenciesFR_912810TT5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030756 | AssetForeign GovernmentFR_25714PAJ7
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030756 | AssetCorporate Bonds & NotesFR_86765KAM1
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000030756 | AssetCommon StocksFR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000030551 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030551 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030551 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030551 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030551 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030551 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000030551 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030551 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030551 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030551 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030551 | SectorConsumer StaplesFR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030551 | SectorFinancialsFR_303075105
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030551 | SectorIndustrialsFR_244199105
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030551 | SectorHealth CareFR_452327109
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000030551 | SectorConsumer DiscretionaryFR_98850P109
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000030551 | SectorCommunication ServicesFR_254687106
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000030551 | SectorInformation TechnologyFR_98138H101
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000030551 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000030551 | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030551 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030551 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030552 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030552 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030552 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030552 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030552 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030552 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000030552 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030552 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030552 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030552 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030552 | SectorConsumer StaplesFR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030552 | SectorFinancialsFR_303075105
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030552 | SectorIndustrialsFR_244199105
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030552 | SectorHealth CareFR_452327109
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000030552 | SectorConsumer DiscretionaryFR_98850P109
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000030552 | SectorCommunication ServicesFR_254687106
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000030552 | SectorInformation TechnologyFR_98138H101
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000030552 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000030552 | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030552 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030552 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030554 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030554 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030554 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030554 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030554 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030554 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000030554 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030554 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030554 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030554 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030554 | SectorConsumer StaplesFR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030554 | SectorFinancialsFR_303075105
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030554 | SectorIndustrialsFR_244199105
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030554 | SectorHealth CareFR_452327109
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000030554 | SectorConsumer DiscretionaryFR_98850P109
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000030554 | SectorCommunication ServicesFR_254687106
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000030554 | SectorInformation TechnologyFR_98138H101
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000030554 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000030554 | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030554 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030554 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119619 | SectorU.S. Small Cap EquitiesFR_ADI391906
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000119619 | SectorU.S. Large Cap EquitiesFR_ADI2VD0L0
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000119619 | SectorU.S. Mid Cap EquitiesFR_ADI393HY9
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000119619 | SectorInternational Developed Market EquitiesFR_ADI2VCFQ5
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000119619 | SectorInvestment Grade Fixed IncomeFR_10923P404
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000030615 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030615 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030615 | Mizuho Financial Group, Inc.FR_659101901
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030615 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030615 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030615 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030615 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030615 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030615 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030615 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030615 | SectorUtilitiesFR_653551903
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030615 | SectorCommunication ServicesFR_641259908
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030615 | SectorEnergyFR_609962907
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030615 | SectorConsumer StaplesFR_01626P973
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030615 | SectorConsumer DiscretionaryFR_B5B23W909
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030615 | SectorMaterialsFR_671745909
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030615 | SectorHealth CareFR_733337901
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030615 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030615 | SectorIndustrialsFR_B8BRV4909
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000030615 | SectorFinancialsFR_059460303
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000030615 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030615 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030615 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030615 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030615 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030615 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030615 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030615 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000030615 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000030615 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030616 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030616 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030616 | Mizuho Financial Group, Inc.FR_659101901
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030616 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030616 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030616 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030616 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030616 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030616 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030616 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030616 | SectorUtilitiesFR_653551903
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030616 | SectorCommunication ServicesFR_641259908
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030616 | SectorEnergyFR_609962907
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030616 | SectorConsumer StaplesFR_01626P973
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030616 | SectorConsumer DiscretionaryFR_B5B23W909
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030616 | SectorMaterialsFR_671745909
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030616 | SectorHealth CareFR_733337901
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030616 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030616 | SectorIndustrialsFR_B8BRV4909
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000030616 | SectorFinancialsFR_059460303
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000030616 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030616 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030616 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030616 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030616 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030616 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030616 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030616 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000030616 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000030616 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030618 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030618 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030618 | Mizuho Financial Group, Inc.FR_659101901
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030618 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030618 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030618 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030618 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030618 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030618 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030618 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030618 | SectorUtilitiesFR_653551903
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030618 | SectorCommunication ServicesFR_641259908
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030618 | SectorEnergyFR_609962907
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030618 | SectorConsumer StaplesFR_01626P973
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030618 | SectorConsumer DiscretionaryFR_B5B23W909
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030618 | SectorMaterialsFR_671745909
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030618 | SectorHealth CareFR_733337901
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030618 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030618 | SectorIndustrialsFR_B8BRV4909
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000030618 | SectorFinancialsFR_059460303
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000030618 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030618 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030618 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030618 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030618 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030618 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030618 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030618 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000030618 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000030618 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030581 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030581 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030581 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030581 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030581 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030581 | Roivant Sciences Ltd.FR_G76279101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030581 | Databricks, Inc.FR_943EEJ905
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030581 | QXO, Inc.FR_82846H405
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030581 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030581 | Opendoor Technologies, Inc.FR_683712103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030581 | SectorConsumer StaplesFR_M7518J104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030581 | SectorConsumer DiscretionaryFR_933KUT903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030581 | SectorReal EstateFR_683712145
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030581 | SectorCommunication ServicesFR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030581 | SectorIndustrialsFR_G65163100
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030581 | SectorFinancialsFR_90138L109
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030581 | SectorHealth CareFR_74291D104
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000030581 | SectorInformation TechnologyFR_09175A206
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000030581 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000030581 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030582 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030582 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030582 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030582 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030582 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030582 | Roivant Sciences Ltd.FR_G76279101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030582 | Databricks, Inc.FR_943EEJ905
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030582 | QXO, Inc.FR_82846H405
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030582 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030582 | Opendoor Technologies, Inc.FR_683712103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030582 | SectorConsumer StaplesFR_M7518J104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030582 | SectorConsumer DiscretionaryFR_933KUT903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030582 | SectorReal EstateFR_683712145
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030582 | SectorCommunication ServicesFR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030582 | SectorIndustrialsFR_G65163100
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030582 | SectorFinancialsFR_90138L109
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030582 | SectorHealth CareFR_74291D104
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000030582 | SectorInformation TechnologyFR_09175A206
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000030582 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000030582 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030584 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030584 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030584 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030584 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030584 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030584 | Roivant Sciences Ltd.FR_G76279101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030584 | Databricks, Inc.FR_943EEJ905
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030584 | QXO, Inc.FR_82846H405
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030584 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030584 | Opendoor Technologies, Inc.FR_683712103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030584 | SectorConsumer StaplesFR_M7518J104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030584 | SectorConsumer DiscretionaryFR_933KUT903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030584 | SectorReal EstateFR_683712145
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030584 | SectorCommunication ServicesFR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030584 | SectorIndustrialsFR_G65163100
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030584 | SectorFinancialsFR_90138L109
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030584 | SectorHealth CareFR_74291D104
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000030584 | SectorInformation TechnologyFR_09175A206
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000030584 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000030584 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100071 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100071 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000100071 | Ameren Corp.FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000100071 | Amcor PLCFR_G0250X149
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100071 | Duke Energy Corp.FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100071 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100071 | Packaging Corp. of AmericaFR_695156109
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100071 | Next PLCFR_320898901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100071 | Advantest Corp.FR_687049007
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100071 | Constellation Energy Corp.FR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100071 | United States TreasuryFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000100071 | United States TreasuryFR_912810QF8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100071 | Japan Equity
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000100071 | European Equity
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000100071 | Asia Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000100071 | European Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000100071 | Americas Equity
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000100071 | Americas Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000100071 | Global Developed Inflation-Linked
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000100071 | International Developed Equities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000100071 | U.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000100071 | Emerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000100071 | U.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000100071 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000100071 | Global Developed Bonds
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000030630 | United States TreasuryFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000030630 | United States TreasuryFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000030630 | UMBS, TBAFR_01F042681
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030630 | BUONI POLIENNALI DEL TESFR_ACI23F1T0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030630 | Japan Government CPI-Linked BondsFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030630 | Government National Mortgage AssociationFR_36179W5D6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030630 | U.K. GiltsFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030630 | Government National Mortgage AssociationFR_38384LA58
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030630 | Freddie MacFR_3137HRXQ7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030630 | FRANCE (GOVT OF)FR_ACI11TP43
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030630 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000030630 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030630 | AssetCorporate Bonds & NotesFR_ACI1RSH20
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030630 | AssetNon-Agency Mortgage-Backed SecuritiesFR_17307GTA6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030630 | AssetAsset-Backed SecuritiesFR_617463AA2
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030630 | AssetForeign GovernmentFR_ACI25Z7H4
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030630 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31396WTU0
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030630 | AssetU.S. Treasury & Government AgenciesFR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000030631 | United States TreasuryFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000030631 | United States TreasuryFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000030631 | UMBS, TBAFR_01F042681
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030631 | BUONI POLIENNALI DEL TESFR_ACI23F1T0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030631 | Japan Government CPI-Linked BondsFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030631 | Government National Mortgage AssociationFR_36179W5D6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030631 | U.K. GiltsFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030631 | Government National Mortgage AssociationFR_38384LA58
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030631 | Freddie MacFR_3137HRXQ7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030631 | FRANCE (GOVT OF)FR_ACI11TP43
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030631 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000030631 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030631 | AssetCorporate Bonds & NotesFR_ACI1RSH20
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030631 | AssetNon-Agency Mortgage-Backed SecuritiesFR_17307GTA6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030631 | AssetAsset-Backed SecuritiesFR_617463AA2
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030631 | AssetForeign GovernmentFR_ACI25Z7H4
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030631 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31396WTU0
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030631 | AssetU.S. Treasury & Government AgenciesFR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000030633 | United States TreasuryFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000030633 | United States TreasuryFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000030633 | UMBS, TBAFR_01F042681
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030633 | BUONI POLIENNALI DEL TESFR_ACI23F1T0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030633 | Japan Government CPI-Linked BondsFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030633 | Government National Mortgage AssociationFR_36179W5D6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030633 | U.K. GiltsFR_BPSNBFII0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030633 | Government National Mortgage AssociationFR_38384LA58
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030633 | Freddie MacFR_3137HRXQ7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030633 | FRANCE (GOVT OF)FR_ACI11TP43
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030633 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000030633 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030633 | AssetCorporate Bonds & NotesFR_ACI1RSH20
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030633 | AssetNon-Agency Mortgage-Backed SecuritiesFR_17307GTA6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030633 | AssetAsset-Backed SecuritiesFR_617463AA2
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030633 | AssetForeign GovernmentFR_ACI25Z7H4
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030633 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31396WTU0
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030633 | AssetU.S. Treasury & Government AgenciesFR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000030635 | UMBS, TBAFR_01F030686
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000030635 | United States TreasuryFR_912810RH3
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000030635 | Government National Mortgage AssociationFR_21H060689
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030635 | United States TreasuryFR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030635 | Fannie MaeFR_31418EQ86
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030635 | United States TreasuryFR_912810RL4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030635 | Freddie MacFR_3132DWL43
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030635 | Government National Mortgage AssociationFR_38383KKU5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030635 | Benchmark Mortgage TrustFR_08160JAE7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030635 | Government National Mortgage AssociationFR_3618N5ZG7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030635 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030635 | AssetFloating Rate LoansFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030635 | AssetMunicipalsFR_79467BDH5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030635 | AssetAsset-Backed SecuritiesFR_68400XBS8
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030635 | AssetForeign GovernmentFR_BPXR8CII6
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030635 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36228FNB8
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030635 | AssetU.S. Treasury & Government AgenciesFR_912834KV9
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000030635 | AssetCorporate Bonds & NotesFR_ACI3B99V0
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000030635 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3138EJE38
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000030636 | UMBS, TBAFR_01F030686
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000030636 | United States TreasuryFR_912810RH3
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000030636 | Government National Mortgage AssociationFR_21H060689
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030636 | United States TreasuryFR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030636 | Fannie MaeFR_31418EQ86
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030636 | United States TreasuryFR_912810RL4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030636 | Freddie MacFR_3132DWL43
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030636 | Government National Mortgage AssociationFR_38383KKU5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030636 | Benchmark Mortgage TrustFR_08160JAE7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030636 | Government National Mortgage AssociationFR_3618N5ZG7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030636 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030636 | AssetFloating Rate LoansFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030636 | AssetMunicipalsFR_79467BDH5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030636 | AssetAsset-Backed SecuritiesFR_68400XBS8
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030636 | AssetForeign GovernmentFR_BPXR8CII6
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030636 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36228FNB8
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030636 | AssetU.S. Treasury & Government AgenciesFR_912834KV9
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000030636 | AssetCorporate Bonds & NotesFR_ACI3B99V0
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000030636 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3138EJE38
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000030638 | UMBS, TBAFR_01F030686
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000030638 | United States TreasuryFR_912810RH3
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000030638 | Government National Mortgage AssociationFR_21H060689
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030638 | United States TreasuryFR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030638 | Fannie MaeFR_31418EQ86
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030638 | United States TreasuryFR_912810RL4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030638 | Freddie MacFR_3132DWL43
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030638 | Government National Mortgage AssociationFR_38383KKU5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030638 | Benchmark Mortgage TrustFR_08160JAE7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030638 | Government National Mortgage AssociationFR_3618N5ZG7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030638 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030638 | AssetFloating Rate LoansFR_BA000BVC2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030638 | AssetMunicipalsFR_79467BDH5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030638 | AssetAsset-Backed SecuritiesFR_68400XBS8
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030638 | AssetForeign GovernmentFR_BPXR8CII6
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030638 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36228FNB8
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030638 | AssetU.S. Treasury & Government AgenciesFR_912834KV9
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000030638 | AssetCorporate Bonds & NotesFR_ACI3B99V0
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000030638 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3138EJE38
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000112671 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112671 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112671 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112671 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112671 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112671 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112671 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112671 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112671 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | WELLS FARGO & COMPANYFR_95000U2U6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112671 | BANK OF AMERICA CORPFR_06051GKK4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112671 | DELL INT LLC / EMC CORPFR_24703DBX8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112671 | ORACLE CORPFR_68389XBW4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112671 | MORGAN STANLEYFR_61747YEL5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112671 | AT&T INCFR_00206RJZ6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112671 | UBS GROUP AGFR_225401AU2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | GENERAL MOTORS FINL COFR_37045XEV4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | SPACE EXPLORATION TECHFR_84615QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | M&T BANK CORPORATIONFR_55261FBA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112671 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112671 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112671 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112671 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112671 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112671 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112671 | France
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112671 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112671 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000112671 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112671 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000112671 | AssetRightsFR_BXJMP0902
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000112671 | AssetPreferred StocksFR_584332902
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000112671 | AssetInvestment CompaniesFR_37954Y830
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000112671 | AssetCorporate Bonds & NotesFR_431282AV4
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000112671 | AssetCommon StocksFR_436CVR021
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000210971 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000210971 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210971 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000210971 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000210971 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210971 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210971 | Delta Electronics, Inc.FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210971 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210971 | SK Square Co. Ltd.FR_BMG3GS900
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210971 | ASE Technology Holding Co. Ltd.FR_ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210971 | SectorUtilitiesFR_ACI2XGDV7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210971 | SectorConsumer StaplesFR_641087903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210971 | SectorHealth CareFR_ACI1BPKG8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210971 | SectorEnergyFR_B59SNS902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210971 | SectorMaterialsFR_ACI257372
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210971 | SectorCommunication ServicesFR_BD5M1W907
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210971 | SectorIndustrialsFR_643256902
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000210971 | SectorConsumer DiscretionaryFR_BYQ412904
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000210971 | SectorFinancialsFR_476798905
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000210971 | SectorInformation TechnologyFR_638832907
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000210971 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210971 | China
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000210971 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210971 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000210971 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000210971 | India
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000210971 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210971 | Poland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210971 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210971 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210968 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000210968 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210968 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000210968 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000210968 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210968 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210968 | Delta Electronics, Inc.FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210968 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210968 | SK Square Co. Ltd.FR_BMG3GS900
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210968 | ASE Technology Holding Co. Ltd.FR_ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210968 | SectorUtilitiesFR_ACI2XGDV7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210968 | SectorConsumer StaplesFR_641087903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210968 | SectorHealth CareFR_ACI1BPKG8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210968 | SectorEnergyFR_B59SNS902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210968 | SectorMaterialsFR_ACI257372
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210968 | SectorCommunication ServicesFR_BD5M1W907
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210968 | SectorIndustrialsFR_643256902
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000210968 | SectorConsumer DiscretionaryFR_BYQ412904
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000210968 | SectorFinancialsFR_476798905
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000210968 | SectorInformation TechnologyFR_638832907
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000210968 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210968 | China
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000210968 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210968 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000210968 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000210968 | India
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000210968 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210968 | Poland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210968 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210968 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030695 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030695 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000030695 | State Street SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000030695 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030695 | State Street SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030695 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030695 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030695 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030695 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030695 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030695 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030695 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030695 | SectorCommoditiesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030695 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030695 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030695 | SectorHigh Yield Fixed IncomeFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030695 | SectorInvestment Grade Fixed IncomeFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000030695 | SectorU.S. Large Cap EquitiesFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000030696 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030696 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000030696 | State Street SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000030696 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030696 | State Street SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030696 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030696 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030696 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030696 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030696 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030696 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030696 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030696 | SectorCommoditiesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030696 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030696 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030696 | SectorHigh Yield Fixed IncomeFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030696 | SectorInvestment Grade Fixed IncomeFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000030696 | SectorU.S. Large Cap EquitiesFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000030698 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030698 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000030698 | State Street SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000030698 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030698 | State Street SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030698 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030698 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030698 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030698 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030698 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030698 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030698 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030698 | SectorCommoditiesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030698 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030698 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030698 | SectorHigh Yield Fixed IncomeFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030698 | SectorInvestment Grade Fixed IncomeFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000030698 | SectorU.S. Large Cap EquitiesFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000030700 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000030700 | State Street SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000030700 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030700 | State Street SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030700 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030700 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030700 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030700 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030700 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030700 | Schwab International Small-Cap Equity ETFFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030700 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030700 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030700 | SectorCommoditiesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030700 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000030700 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030700 | SectorHigh Yield Fixed IncomeFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030700 | SectorInvestment Grade Fixed IncomeFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030700 | SectorU.S. Large Cap EquitiesFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000030700 | SectorReal Eastate EquitiesFR_922908553
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030701 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000030701 | State Street SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000030701 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030701 | State Street SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030701 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030701 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030701 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030701 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030701 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030701 | Schwab International Small-Cap Equity ETFFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030701 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030701 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030701 | SectorCommoditiesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030701 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000030701 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030701 | SectorHigh Yield Fixed IncomeFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030701 | SectorInvestment Grade Fixed IncomeFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030701 | SectorU.S. Large Cap EquitiesFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000030701 | SectorReal Eastate EquitiesFR_922908553
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030703 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000030703 | State Street SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000030703 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030703 | State Street SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030703 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030703 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030703 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030703 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030703 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030703 | Schwab International Small-Cap Equity ETFFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030703 | SectorU.S. Mid Cap EquitiesFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030703 | SectorU.S. Small Cap EquitiesFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030703 | SectorCommoditiesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030703 | SectorInternational Developed Market EquitiesFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000030703 | SectorEmerging Market EquitiesFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030703 | SectorHigh Yield Fixed IncomeFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030703 | SectorInvestment Grade Fixed IncomeFR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030703 | SectorU.S. Large Cap EquitiesFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000030703 | SectorReal Eastate EquitiesFR_922908553
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030576 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030576 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030576 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030576 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030576 | CSX Corp.FR_126408103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030576 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030576 | Chubb Ltd.FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030576 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030576 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030576 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030576 | SectorReal EstateFR_76169C100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030576 | SectorMaterialsFR_749685103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030576 | SectorUtilitiesFR_018802108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030576 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030576 | SectorEnergyFR_969457100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030576 | SectorConsumer DiscretionaryFR_517834107
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030576 | SectorIndustrialsFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030576 | SectorHealth CareFR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000030576 | SectorFinancialsFR_89417E109
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000030576 | SectorInformation TechnologyFR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000030576 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030576 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030576 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030576 | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030576 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000030577 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030577 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030577 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030577 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030577 | CSX Corp.FR_126408103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030577 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030577 | Chubb Ltd.FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030577 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030577 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030577 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030577 | SectorReal EstateFR_76169C100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030577 | SectorMaterialsFR_749685103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030577 | SectorUtilitiesFR_018802108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030577 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030577 | SectorEnergyFR_969457100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030577 | SectorConsumer DiscretionaryFR_517834107
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030577 | SectorIndustrialsFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030577 | SectorHealth CareFR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000030577 | SectorFinancialsFR_89417E109
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000030577 | SectorInformation TechnologyFR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000030577 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030577 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030577 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030577 | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030577 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000030579 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030579 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030579 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030579 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030579 | CSX Corp.FR_126408103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030579 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030579 | Chubb Ltd.FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030579 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030579 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030579 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030579 | SectorReal EstateFR_76169C100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030579 | SectorMaterialsFR_749685103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030579 | SectorUtilitiesFR_018802108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030579 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030579 | SectorEnergyFR_969457100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030579 | SectorConsumer DiscretionaryFR_517834107
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030579 | SectorIndustrialsFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030579 | SectorHealth CareFR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000030579 | SectorFinancialsFR_89417E109
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000030579 | SectorInformation TechnologyFR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000030579 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030579 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030579 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030579 | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030579 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000030650 | Keysight Technologies, Inc.FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030650 | Lattice Semiconductor Corp.FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030650 | Agilent Technologies, Inc.FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030650 | Mettler-Toledo International, Inc.FR_592688105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030650 | Teradyne, Inc.FR_880770102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030650 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030650 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030650 | Yum! Brands, Inc.FR_988498101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030650 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030650 | Assurant, Inc.FR_04621X108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030650 | SectorUtilitiesFR_31556C106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030650 | SectorFinancialsFR_G16910120
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030650 | SectorMaterialsFR_942EAB907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030650 | SectorCommunication ServicesFR_538034109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030650 | SectorConsumer StaplesFR_147528103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030650 | SectorEnergyFR_806857108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030650 | SectorConsumer DiscretionaryFR_580907103
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030650 | SectorHealth CareFR_687604108
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030650 | SectorIndustrialsFR_958LST904
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030650 | SectorInformation TechnologyFR_902MHM005
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000030650 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030650 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030650 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030650 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030650 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000030650 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030650 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030650 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030650 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030651 | Keysight Technologies, Inc.FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030651 | Lattice Semiconductor Corp.FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030651 | Agilent Technologies, Inc.FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030651 | Mettler-Toledo International, Inc.FR_592688105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030651 | Teradyne, Inc.FR_880770102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030651 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030651 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030651 | Yum! Brands, Inc.FR_988498101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030651 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030651 | Assurant, Inc.FR_04621X108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030651 | SectorUtilitiesFR_31556C106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030651 | SectorFinancialsFR_G16910120
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030651 | SectorMaterialsFR_942EAB907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030651 | SectorCommunication ServicesFR_538034109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030651 | SectorConsumer StaplesFR_147528103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030651 | SectorEnergyFR_806857108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030651 | SectorConsumer DiscretionaryFR_580907103
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030651 | SectorHealth CareFR_687604108
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030651 | SectorIndustrialsFR_958LST904
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030651 | SectorInformation TechnologyFR_902MHM005
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000030651 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030651 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030651 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030651 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030651 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000030651 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030651 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030651 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030651 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030653 | Keysight Technologies, Inc.FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030653 | Lattice Semiconductor Corp.FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030653 | Agilent Technologies, Inc.FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030653 | Mettler-Toledo International, Inc.FR_592688105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030653 | Teradyne, Inc.FR_880770102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030653 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030653 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030653 | Yum! Brands, Inc.FR_988498101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030653 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030653 | Assurant, Inc.FR_04621X108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030653 | SectorUtilitiesFR_31556C106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030653 | SectorFinancialsFR_G16910120
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030653 | SectorMaterialsFR_942EAB907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030653 | SectorCommunication ServicesFR_538034109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030653 | SectorConsumer StaplesFR_147528103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030653 | SectorEnergyFR_806857108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030653 | SectorConsumer DiscretionaryFR_580907103
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030653 | SectorHealth CareFR_687604108
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030653 | SectorIndustrialsFR_958LST904
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030653 | SectorInformation TechnologyFR_902MHM005
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000030653 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030653 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030653 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030653 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030653 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000030653 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030653 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030653 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030653 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000154912 | United States TreasuryFR_91282CQU8
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000154912 | Uniform Mortgage-Backed Security, TBAFR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000154912 | Fannie MaeFR_3140XQN45
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000154912 | United States TreasuryFR_912810UU0
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000154912 | Freddie MacFR_3132XCR49
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000154912 | Government National Mortgage AssociationFR_21H040673
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000154912 | Government National Mortgage AssociationFR_36179XHX7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154912 | JP Morgan Mortgage TrustFR_46654TAF5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154912 | SLM Student Loan TrustFR_78447KAD4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000154912 | CIM TrustFR_12598HAB1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000154912 | AssetForeign GovernmentFR_74727PBE0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000154912 | AssetShort-Term InvestmentsFR_85749Q133
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000154912 | AssetNon-Agency Mortgage-Backed SecuritiesFR_78413MAE8
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000154912 | AssetAsset-Backed SecuritiesFR_78444EAD1
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000154912 | AssetCorporate Bonds & NotesFR_44409MAB2
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000154912 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3132XCSA4
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000154912 | AssetU.S. Treasury & Government AgenciesFR_91282CQT1
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000154913 | United States TreasuryFR_91282CQU8
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000154913 | Uniform Mortgage-Backed Security, TBAFR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000154913 | Fannie MaeFR_3140XQN45
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000154913 | United States TreasuryFR_912810UU0
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000154913 | Freddie MacFR_3132XCR49
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000154913 | Government National Mortgage AssociationFR_21H040673
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000154913 | Government National Mortgage AssociationFR_36179XHX7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154913 | JP Morgan Mortgage TrustFR_46654TAF5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154913 | SLM Student Loan TrustFR_78447KAD4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000154913 | CIM TrustFR_12598HAB1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000154913 | AssetForeign GovernmentFR_74727PBE0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000154913 | AssetShort-Term InvestmentsFR_85749Q133
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000154913 | AssetNon-Agency Mortgage-Backed SecuritiesFR_78413MAE8
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000154913 | AssetAsset-Backed SecuritiesFR_78444EAD1
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000154913 | AssetCorporate Bonds & NotesFR_44409MAB2
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000154913 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3132XCSA4
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000154913 | AssetU.S. Treasury & Government AgenciesFR_91282CQT1
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000030586 | Labcorp Holdings, Inc.FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030586 | Keysight Technologies, Inc.FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030586 | RPM International, Inc.FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030586 | Packaging Corp. of AmericaFR_695156109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030586 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030586 | Molina Healthcare, Inc.FR_60855R100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030586 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030586 | Microchip Technology, Inc.FR_595017104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030586 | Truist Financial Corp.FR_89832Q109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030586 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030586 | SectorUtilitiesFR_030420103
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030586 | SectorConsumer StaplesFR_147528103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030586 | SectorReal EstateFR_637417106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030586 | SectorEnergyFR_674215207
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030586 | SectorFinancialsFR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030586 | SectorHealth CareFR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030586 | SectorMaterialsFR_125269100
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030586 | SectorInformation TechnologyFR_44980X109
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000030586 | SectorConsumer DiscretionaryFR_G3265R107
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030586 | SectorIndustrialsFR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000030586 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000030587 | Labcorp Holdings, Inc.FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030587 | Keysight Technologies, Inc.FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030587 | RPM International, Inc.FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030587 | Packaging Corp. of AmericaFR_695156109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030587 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030587 | Molina Healthcare, Inc.FR_60855R100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030587 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030587 | Microchip Technology, Inc.FR_595017104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030587 | Truist Financial Corp.FR_89832Q109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030587 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030587 | SectorUtilitiesFR_030420103
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030587 | SectorConsumer StaplesFR_147528103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030587 | SectorReal EstateFR_637417106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030587 | SectorEnergyFR_674215207
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030587 | SectorFinancialsFR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030587 | SectorHealth CareFR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030587 | SectorMaterialsFR_125269100
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030587 | SectorInformation TechnologyFR_44980X109
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000030587 | SectorConsumer DiscretionaryFR_G3265R107
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030587 | SectorIndustrialsFR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000030587 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000030589 | Labcorp Holdings, Inc.FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030589 | Keysight Technologies, Inc.FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030589 | RPM International, Inc.FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030589 | Packaging Corp. of AmericaFR_695156109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030589 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030589 | Molina Healthcare, Inc.FR_60855R100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030589 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030589 | Microchip Technology, Inc.FR_595017104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030589 | Truist Financial Corp.FR_89832Q109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030589 | Hubbell, Inc.FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030589 | SectorUtilitiesFR_030420103
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030589 | SectorConsumer StaplesFR_147528103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030589 | SectorReal EstateFR_637417106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030589 | SectorEnergyFR_674215207
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030589 | SectorFinancialsFR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030589 | SectorHealth CareFR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030589 | SectorMaterialsFR_125269100
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000030589 | SectorInformation TechnologyFR_44980X109
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000030589 | SectorConsumer DiscretionaryFR_G3265R107
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030589 | SectorIndustrialsFR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000030589 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000100091 | United States TreasuryFR_912810SE9
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000100091 | FREDDIE MACFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000100091 | RFC Principal STRIPSFR_76116FAB3
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000100091 | FANNIE MAEFR_3136F7NM5
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000100091 | Federal Farm Credit BanksFR_3133EMR46
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000100091 | United States TreasuryFR_91282CKR1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000100091 | Government National Mortgage AssociationFR_36179XVT0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000100091 | Uniform Mortgage-Backed Security, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000100091 | Freddie MacFR_3134A4KY9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100091 | Government National Mortgage Association, TBAFR_21H030674
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000100091 | AssetShort-Term InvestmentsFR_85748R009_2.500000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100091 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36830FAS5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000100091 | AssetForeign GovernmentFR_46514BRL3
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000100091 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_3620ACDB7
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000100091 | AssetU.S. Treasury & Government AgenciesFR_3133ENZH6
Holdings [Line Items]
Percent of Net Asset Value	59.40%

[1]	Amount rounds to less than 0.1%
[2]	Amount rounds to less than 0.1%
[3]	Amount rounds to less than 0.1%
[4]	Amount rounds to less than 0.1%
[5]	Amount rounds to less than 0.1%
[6]	Amount rounds to less than 0.1%
[7]	Amount rounds to less than 0.1%
[8]	Amount rounds to less than 0.1%
[9]	Amount rounds to less than 0.1%
[10]	Amount rounds to less than 0.1%
[11]	Amount rounds to less than 0.1%